Cover	Apr. 29, 2021	Mar. 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	GREENHILL & CO., INC.
Entity File Number		001-32147
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0500737
Entity Address, Address Line One	1271 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	389-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GHL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0001282977